Derivative Instruments (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Values of Derivative Instruments
Asset Derivatives	$ 16,665,824	$ 35,847,490
Liability Derivatives	(5,297,579)	(10,337,372)
Fair Value	11,368,245	25,510,118
Agriculturals
Fair Values of Derivative Instruments
Asset Derivatives	191,641	2,922,883
Liability Derivatives	(419,214)	(758,087)
Fair Value	(227,573)	2,164,796
Currencies
Fair Values of Derivative Instruments
Asset Derivatives	3,333,870	10,225,555
Liability Derivatives	(1,537,492)	(2,331,573)
Fair Value	1,796,378	7,893,982
Energy
Fair Values of Derivative Instruments
Asset Derivatives	3,081,754	558,750
Liability Derivatives	(309,423)	(551,260)
Fair Value	2,772,331	7,490
Interest rates
Fair Values of Derivative Instruments
Asset Derivatives	5,167,693	2,494,780
Liability Derivatives	(539,761)	(2,318,979)
Fair Value	4,627,932	175,801
Meats
Fair Values of Derivative Instruments
Asset Derivatives	59,987	72,048
Liability Derivatives	(153,808)	(60,655)
Fair Value	(93,821)	11,393
Metals
Fair Values of Derivative Instruments
Asset Derivatives	1,755,563	4,130,304
Liability Derivatives	(1,529,838)	(3,904,727)
Fair Value	225,725	225,577
Soft commodities
Fair Values of Derivative Instruments
Asset Derivatives	888,928	341,494
Liability Derivatives	(68,652)	(304,418)
Fair Value	820,276	37,076
Stock indices contracts
Fair Values of Derivative Instruments
Asset Derivatives	2,186,388	15,101,676
Liability Derivatives	(739,391)	(107,673)
Fair Value	$ 1,446,997	$ 14,994,003